Earnings per share (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income attributable to Oneida Financial Corp.	$ 1,622,000	$ 1,021,000	$ 1,492,000	$ 1,950,000	$ 1,795,000	$ 65,000	$ 1,899,000	$ 2,002,000	$ 6,086,188	$ 5,760,418	$ 5,729,281
Net earnings allocated to participating securities									(98,251)	(51,048)	0
Net earnings allocated to common stock									5,987,937	5,709,370	5,729,281
Basic
Distributed earnings allocated to common stock									3,294,538	3,264,243	3,335,221
(Over distributed) undistributed earnings allocated to common stock									2,693,399	2,445,127	2,394,060
Net earnings allocated to common stock									5,987,937	5,709,370	5,729,281
Weighted average common shares outstanding including shares considered participating securities									6,965,877	6,912,886	7,114,496
Less: Average unallocated ESOP shares									(37,688)	(70,166)	(110,793)
Less: Average participating securities									(106,604)	(55,099)	0
Weighted average common shares outstanding for basic earnings per common share									6,821,585	6,787,621	7,003,703
Earnings per share - basic (in dollars per share)	$ 0.23	$ 0.15	$ 0.22	$ 0.28	$ 0.26	$ 0.01	$ 0.28	$ 0.29	$ 0.88	$ 0.84	$ 0.82
Diluted
Net earnings allocated to common stock									$ 5,987,937	$ 5,709,370	$ 5,729,281
Weighted average common shares outstanding for basic earnings per common share									6,821,585	6,787,621	7,003,703
Add: Dilutive effects of assumed exercise of stock options and nonparticipating shares									52,187	5,681	0
Weighted average shares and dilutive potential common shares									6,873,772	6,793,302	7,003,703
Earnings per share - diluted (in dollars per share)	$ 0.23	$ 0.15	$ 0.21	$ 0.28	$ 0.26	$ 0.01	$ 0.28	$ 0.29	$ 0.87	$ 0.84	$ 0.82
Number of non-vested stock awards participating securities outstanding (in shares)	104,000								104,000
Number of non-vested stock awards outstanding (in shares)	189,000								189,000
Stock Options
Diluted
Stock options excluded from computation of dilutive earnings per common share (in shares)									2,215	197,500	0